[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report

March 31, 2001

The S&P 500(R)
Protected Equity
Fund, Inc.

www.mlim.ml.com

                    The S&P 500(R) Protected Equity Fund, Inc.

Officers and
Directors

Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Eric S. Mitofsky, Senior Vice President and
   Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

--------------------------------------------------------------------------------
Jack B. Sunderland, Director of The S&P 500(R) Protected Equity Fund, Inc., has recently retired. The Fund's Board of Directors wishes Mr. Sunderland well in his retirement.
--------------------------------------------------------------------------------

Custodian

The Chase Manhattan Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

NASDAQ Symbol
PEFX

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2001

DEAR SHAREHOLDER

The S&P 500(R) Protected Equity Fund, Inc. commenced operations on November 3, 1999, and it is intended to have a maturity date on or about November 30, 2007. The Fund was designed to provide investors with exposure to the US equity market, as measured by the unmanaged Standard & Poor's (S&P) 500 Index, with a goal that there will be no loss of principal if the Fund is held to termination, regardless of the level of the S&P 500 Index at that time. As a reminder that such protection can be a useful feature within a mutual fund context, the fourth quarter of 2000 and the first quarter of 2001 were bleak periods for most equity markets throughout the world. Although the S&P 500 Index began the month of September 2000 near its all-time high of 1,527.46 achieved in March of that year, extended valuations within the technology sector and fears of rapidly decelerating corporate profits began to take their toll on equity prices. After dropping more than 81 points in September to close the month at 1,436.51, the S&P 500 Index proceeded to shed an additional 116 points in the year's last quarter to finish 2000 at 1,320.28, with most of the fourth-quarter losses occurring during the month of November. By the end of 2000, investors had struggled through a fourth quarter that had produced a loss of 8.09% for the S&P 500 Index, and a year in which the S&P 500 Index showed a loss of 10.14%. The year 2000 thus became the first year-over-year occurrence of an actual point decline for the Index since 1994, an event which had occurred only three times in the 20 years prior to 2000: in 1994, 1990 and 1981.

At the Fund's inception (November 3, 1999), most of its net assets were invested in a portfolio of stocks (and other assets) designed to provide an investment return that closely approximates those of the S&P 500 Index. On that date, the Fund's equity portfolio was valued at $266.7 million. The portfolio consisted of holdings whose weightings were nearly identical to the weights of the stocks in the S&P 500 Index (aside from the Fund's elimination of shares of Merrill Lynch & Co.).

However, the Fund differs from traditional index funds to the extent that it is designed to provide participants with a goal that the Fund's share price at the end of its seven-year life would be at least $10.00 per share. To obtain this goal, we purchased at the Fund's inception three seven-year European-style (no early exercise feature) put options from three independent counterparties. It is anticipated that the value of these options at the Fund's maturity will help offset losses suffered by the Fund's underlying equity portfolio in the event the S&P 500 Index settles below its value at the Fund's inception. The combined purchase price of the three put options was $44.4 million, which represented approximately 14% of the Fund's net assets at inception. The criteria used by the Fund to select its various counterparties included credit rating, financial stability, and flexibility to structure the put options needed by the Fund in a manner deemed beneficial to the Fund. In declining order of notional amount, the three put options purchased by the Fund were: $113.4 million with UBS AG, London Branch; $107.1 million with Credit Suisse Financial Products; and $94.5 million with Banque AIG. The goal in purchasing three put options of nearly equal size was to diversify the risk to the Fund of non-performance by one of the three counterparties.

Performance Results

For the six months ended March 31, 2001, the Fund had a total return of -10.93%, based on a change in per share net asset value from $10.16 to $9.05. Since inception (November 3, 1999) through March 31, 2001 the Fund had a total return of -9.50%, based on a change in per share net asset value of $10.00 to $9.05. The Fund's benchmark, the S&P 500 Index, had total returns of -18.75% for the six-month period ended March 31, 2001 and -12.94% from November 3, 1999 to March 31, 2001. During the six-month period ended March 31, 2001, the Fund's equity portfolio fell by an index-matching 18.75%, when it was valued at $231.65 million, representing a dollar loss of $53.45 million. The three put options collectively rose by 63.31% during the same period, having a dollar value on March 30, 2001 of $53.5 million, an increase of $20.76 million. Overall, the Fund's net assets ended the first quarter of 2001 at $285.08 million, a decline of $35.95 million, or 10.92% for this six-month period.

Composition changes activity continued at a rapid pace in the fourth quarter of 2000. As a result, the Fund added the following equities to its portfolio in response to their addition to the S&P 500 Index: Dynegy Inc., Moody's Corporation, King Pharmaceuticals, Inc., Nabors Industries, Inc., Power-One, Inc., NiSource Inc., EOG Resources, Inc., BroadVision, Inc., Starwood Hotels & Resorts Worldwide, Inc., Forest Laboratories, Inc., Chiron Corporation, Calpine Corporation, Robert Half International Inc., MetLife, Inc., Intuit Inc., Symbol Technologies, Inc., Ambac Financial Group, Inc., Allegheny Energy, Inc., Stryker Corporation, Vitesse Semiconductor Corporation, QLogic Corporation, Kinder Morgan, Inc., Aetna Inc., Fluor Corporation and Applied Micro Circuits Corporation.

Composition changes activity continued in the first quarter of 2001 at a rapid pace, causing the Fund to add the following equities to its portfolio as a result of their inclusion to the S&P 500 Index: Noble Drilling Corporation, Jabil Circuit, Inc., Univision Communications Inc. and Citizens Communications Company.

In Conclusion

We appreciate your investment in The S&P 500(R) Protected Equity Fund, Inc., and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

May 8, 2001

PROXY RESULTS

During the six-month period ended March 31, 2001, The S&P 500(R) Protected Equity Fund, Inc.'s shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on December 13, 2000. The description of each proposal and number of shares voted are as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                         Shares Voted         Shares Withheld
                                                                                              For               From Voting
---------------------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors:  Terry K. Glenn                                30,583,999              923,365
                                            M. Colyer Crum                                30,583,999              923,365
                                            Laurie Simon Hodrick                          30,583,999              923,365
                                            Jack B. Sunderland                            30,583,999              923,365
                                            Stephen B. Swensrud                           30,583,999              923,365
                                            J. Thomas Touchton                            30,583,999              923,365
                                            Fred G. Weiss                                 30,583,999              923,365

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   Shares Voted     Shares Voted    Shares Voted
                                                                                        For            Against         Abstain
---------------------------------------------------------------------------------------------------------------------------------
2. To ratify the selection of Deloitte & Touche LLP as the Fund's
   independent auditors for the current fiscal year.                                 30,581,453        398,073         527,838
---------------------------------------------------------------------------------------------------------------------------------


                                  Pages 2 & 3

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

Common
Stocks

                                                        Shares
  Issue                                                  Held             Value
================================================================================
+ ADC Telecommunications, Inc. .............            17,180       $   146,030
+ The AES Corporation ......................            11,739           586,457
  AFLAC Incorporated .......................            11,838           326,019
  ALLTEL Corporation .......................             6,908           362,394
+ ALZA Corporation .........................             5,262           213,111
+ AMR Corporation ..........................             3,293           115,650
+ AOL Time Warner Inc. .....................            95,595         3,838,139
  AT&T Corp. ...............................            83,092         1,769,860
  Abbott Laboratories ......................            34,177         1,612,813
+ Adaptec, Inc. ............................             2,215            19,208
  Adobe Systems Incorporated ...............             5,311           185,726
  Adolph Coors Company (Class B) ...........               848            55,493
+ Advanced Micro Devices, Inc. .............             6,956           184,612
+ Aetna Inc. (New Shares) ..................             3,120           112,070
+ Agilent Technologies, Inc. ...............            10,110           310,680
  Air Products and Chemicals, Inc. .........             5,067           194,573
  Alberto-Culver Company (Class B) .........             1,285            50,963
  Albertson's, Inc. ........................             9,046           287,844
  Alcan Aluminium Ltd. .....................             7,026           252,936
  Alcoa Inc. ...............................            19,112           687,076
  Allegheny Energy, Inc. ...................             2,460           113,800
  Allegheny Technologies Incorporated ......             1,816            31,617
  Allergan Inc. ............................             2,887           214,071
+ Allied Waste Industries, Inc. ............             4,394            68,898
  The Allstate Corporation .................            16,159           677,708
+ Altera Corporation .......................             8,759           187,771
  Ambac Financial Group, Inc. ..............             2,340           148,426
  Amerada Hess Corporation .................             1,957           152,881
  Ameren Corporation .......................             3,058           125,225
  American Electric Power Company, Inc. ....             7,088           333,136
  American Express Company .................            29,387         1,213,683
  American General Corporation .............            11,112           425,034
  American Greetings
     Corporation (Class A) .................             1,378            14,607
  American Home Products Corporation .......            28,957         1,701,224
  American International Group, Inc. .......            51,433         4,140,356
+ American Power Conversion Corporation ....             4,300            55,430
+ Amgen Inc. ...............................            23,019         1,385,456
  AmSouth Bancorporation ...................             8,293           139,405
  Anadarko Petroleum Corporation ...........             5,470           343,407
+ Analog Devices, Inc. .....................             7,987           289,449
+ Andrew Corporation .......................             1,789            25,717
  Anheuser-Busch Companies, Inc. ...........            19,931           915,431
  Aon Corporation ..........................             5,694           202,137
  Apache Corporation .......................             2,722           156,814
+ Apple Computer, Inc. .....................             7,648           168,791
  Applera Corporation-Applied
     Biosystems Group ......................             4,696           130,314
+ Applied Materials, Inc. ..................            17,923           779,650
+ Applied Micro Circuits Corporation .......             6,597           108,850
  Archer-Daniels-Midland Company ...........            13,991           183,982
  Ashland Inc. .............................             1,562            59,981
  Autodesk, Inc. ...........................             1,276            38,998
  Automatic Data Processing, Inc. ..........            14,006           761,646
+ AutoZone, Inc. ...........................             2,541            71,199
+ Avaya Inc. ...............................             6,214            80,782
  Avery Dennison Corporation ...............             2,491           129,582
  Avon Products, Inc. ......................             5,239           209,508
  The B.F. Goodrich Company ................             2,323            89,134
  BB&T Corporation .........................             8,878           312,239
+ BMC Software, Inc. .......................             5,385           115,777
  Baker Hughes Incorporated ................             7,369           267,568
  Ball Corporation .........................               600            27,522
  Bank One Corporation .....................            25,563           924,869
  Bank of America Corporation ..............            35,962         1,968,919
  The Bank of New York Company, Inc. .......            16,361           805,616
  Barrick Gold Corporation .................             8,746           124,980
  Bausch & Lomb Incorporated ...............             1,217            55,568
  Baxter International Inc. ................             6,492           611,157
  The Bear Stearns Companies Inc. ..........             3,140           143,624
  Becton, Dickinson and Company ............             5,661           199,947
+ Bed Bath & Beyond Inc. ...................             6,330           155,481
  BellSouth Corporation ....................            41,384         1,693,433
  Bemis Company, Inc. ......................             1,204            39,840
+ Best Buy Co., Inc. .......................             4,591           165,092
+ Biogen, Inc. .............................             3,292           208,425
  Biomet, Inc. .............................             3,954           155,751
  The Black & Decker Corporation ...........             1,760            64,680
  The Boeing Company .......................            18,441         1,027,348
  Boise Cascade Corporation ................             1,313            41,228
+ Boston Scientific Corporation ............             8,955           180,712
  Briggs & Stratton Corporation ............               536            20,566
  Bristol-Myers Squibb Company .............            43,205         2,566,377
+ Broadcom Corporation (Class A) ...........             5,400           156,060
+ BroadVision, Inc. ........................             6,000            32,062
  Brown-Forman Corporation (Class B) .......             1,477            91,500
  Brunswick Corporation ....................             1,923            37,748
  Burlington Northern Santa Fe Corp. .......             8,723           265,005
  Burlington Resources Inc. ................             4,819           215,650
  CIGNA Corporation ........................             3,392           364,165
  The CIT Group, Inc. (Class A) ............             5,787           167,129
  CMS Energy Corporation ...................             2,872            84,982
  C.R. Bard, Inc. ..........................             1,179            53,527
  CSX Corporation ..........................             4,695           158,221
  CVS Corporation ..........................             8,653           506,114
+ Cabletron Systems, Inc. ..................             4,075            52,567
+ Calpine Corporation ......................             6,258           344,628
  Campbell Soup Company ....................             9,304           277,910
  Capital One Financial Corporation ........             4,345           241,147
  Cardinal Health, Inc. ....................             6,196           599,463
  Carnival Corporation .....................            12,914           357,330
  Caterpillar Inc. .........................             7,595           337,066
+ Cendant Corporation ......................            16,966           247,534
  Centex Corporation .......................             1,272            52,979
  CenturyTel, Inc. .........................             3,111            89,441
+ Ceridian Corporation .....................             3,232            59,792
  The Charles Schwab Corporation ...........            38,772           597,864
  Charter One Financial, Inc. ..............             4,589           129,869
  Chevron Corporation ......................            14,181         1,245,092
+ Chiron Corporation .......................             4,232           185,679
  The Chubb Corporation ....................             3,856           279,329
  Cincinnati Financial Corporation .........             3,612           137,030
  Cinergy Corp. ............................             3,557           119,337
  Cintas Corporation .......................             3,760           148,219
  Circuit City Stores--Circuit
     City Group ............................             4,523            47,944
+ Cisco Systems, Inc.++ ....................           160,818         2,542,935
  Citigroup Inc. ...........................           110,972         4,991,521
+ Citizens Communications Company ..........             5,860            74,129
+ Citrix Systems, Inc. .....................             4,129            87,225
+ Clear Channel Communications, Inc. .......            12,921           703,548
  The Clorox Company .......................             5,277           165,962
  The Coca-Cola Company ....................            54,967         2,482,310
  Coca-Cola Enterprises Inc. ...............             9,232           164,145
  Colgate-Palmolive Company ................            12,644           698,707
+ Comcast Corporation (Class A) ............            20,760           870,622
  Comerica Incorporated ....................             3,941           242,371
  Compaq Computer Corporation ..............            37,329           679,388
  Computer Associates
     International, Inc. ...................            12,728           346,202
+ Computer Sciences Corporation ............             3,734           120,795
+ Compuware Corporation ....................             8,118            79,150
+ Comverse Technology, Inc. ................             3,638           214,242
  ConAgra, Inc. ............................            11,885           216,782
+ Conexant Systems, Inc. ...................             5,427            48,504
  Conoco Inc. (Class B) ....................            13,770           389,002
  Conseco, Inc. ............................             7,164           115,340
  Consolidated Edison, Inc. ................             4,665           173,071
+ Consolidated Stores Corporation ..........             2,435            24,472
  Constellation Energy Group ...............             3,607           159,069
+ Convergys Corporation ....................             3,400           122,638
  Cooper Industries, Inc. ..................             2,075            69,409
  Cooper Tire & Rubber Company .............             1,593            18,081
  Corning Incorporated .....................            20,321           420,441
+ Costco Wholesale Corporation .............             9,864           387,162
  Countrywide Credit Industries, Inc. ......             2,600           128,310
  Crane Co. ................................             1,332            34,699
  Cummins Engine Company, Inc. .............               964            36,189
  DTE Energy Company .......................             3,176           126,405
  Dana Corporation .........................             3,325            57,123
  Danaher Corporation ......................             3,173           173,119
  Darden Restaurants, Inc. .................             2,627            62,391
  Deere & Company ..........................             5,179           188,205
+ Dell Computer Corporation ................            57,159         1,468,272
  Delphi Automotive Systems
     Corporation ...........................            12,369           175,269
  Delta Air Lines, Inc. ....................             2,698           106,571
  Deluxe Corporation .......................             1,581            37,422
  Devon Energy Corporation .................             2,885           167,907
  Dillard's, Inc. (Class A) ................             1,945            42,673
  Dollar General Corporation ...............             7,338           149,989
  Dominion Resources, Inc. .................             5,253           338,661
  Dover Corporation ........................             4,477           160,456
  The Dow Chemical Company .................            19,767           624,044
  Dow Jones & Company, Inc. ................             1,951           102,135
  Duke Energy Corporation ..................            16,938           723,930
  Dynegy Inc. (Class A) ....................             7,141           364,262
  E.I. du Pont de Nemours and
     Company ...............................            23,044           937,891
+ EMC Corporation ..........................            48,346         1,421,372
  EOG Resources, Inc. ......................             2,600           107,198
  Eastman Chemical Company .................             1,700            83,674
  Eastman Kodak Company ....................             6,632           264,550
  Eaton Corporation ........................             1,547           105,969
  Ecolab Inc. ..............................             2,780           117,928
  Edison International .....................             7,175            90,692
  El Paso Corporation ......................            10,985           717,320
  Electronic Data Systems Corporation ......            10,333           577,201


                                  Pages 4 & 5

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Common
Stocks
(continued)

                                                        Shares
  Issue                                                  Held             Value
================================================================================
  Eli Lilly and Company ....................            24,908       $ 1,909,447
  Emerson Electric Co. .....................             9,438           584,778
  Engelhard Corporation ....................             2,798            72,356
  Enron Corp. ..............................            16,468           956,791
  Entergy Corporation ......................             4,977           189,126
  Equifax Inc. .............................             3,140            98,125
  Exelon Corporation .......................             7,036           461,562
  Exxon Mobil Corporation ..................            76,809         6,221,529
+ FMC Corporation ..........................               633            46,614
  FPL Group, Inc. ..........................             3,908           239,560
+ FedEx Corp. ..............................             6,550           273,004
  Federal Home Loan Mortgage
     Association ...........................            15,358           995,659
  Federal National Mortgage
     Association ...........................            22,259         1,771,816
+ Federated Department Stores, Inc. ........             4,362           181,241
  Fifth Third Bancorp ......................            10,306           550,727
  First Data Corporation ...................             8,728           521,149
  First Union Corporation ..................            21,645           714,285
  FirstEnergy Corp. ........................             4,982           139,097
  FleetBoston Financial Corporation ........            23,979           905,207
  Fluor Corporation ........................             1,631            72,579
  Ford Motor Company .......................            40,976         1,152,245
+ Forest Laboratories, Inc. ................             3,920           232,221
  Fortune Brands, Inc. .....................             3,417           117,545
  Franklin Resources, Inc. .................             5,364           209,786
+ Freeport-McMoRan Copper & Gold, Inc.
     (Class B) .............................             3,281            42,817
  GPU, Inc. ................................             2,672            86,813
  Gannett Co., Inc. ........................             5,887           351,572
  The Gap, Inc. ............................            18,775           445,343
+ Gateway Inc. .............................             7,112           119,553
  General Dynamics Corporation .............             4,385           275,115
  General Electric Company .................           218,942         9,164,912
  General Mills, Inc. ......................             6,244           268,554
  General Motors Corporation ...............            12,119           628,370
  Genuine Parts Company ....................             3,807            98,639
  Georgia-Pacific Group ....................             4,965           145,971
  The Gillette Company .....................            23,273           725,419
+ Global Crossing Ltd. .....................            19,562           263,891
  Golden West Financial Corporation ........             3,513           227,994
  The Goodyear Tire & Rubber Company .......             3,497            83,403
  Great Lakes Chemical Corporation .........             1,166            35,843
+ Guidant Corporation ......................             6,841           307,777
  H & R Block, Inc. ........................             1,998           100,020
  H.J. Heinz Company .......................             7,658           307,852
  HCA--The Healthcare Corporation ..........            12,207           491,576
+ HEALTHSOUTH Corporation ..................             8,536           110,029
  Halliburton Company ......................             9,775           359,231
  Harcourt General, Inc. ...................             1,637            91,132
  Harley-Davidson, Inc. ....................             6,696           254,113
+ Harrah's Entertainment, Inc. .............             2,605            76,665
  The Hartford Financial Services
     Group, Inc. ...........................             5,222           308,098
  Hasbro, Inc. .............................             3,773            48,672
  Hercules Incorporated ....................             2,341            30,410
  Hershey Foods Corporation ................             3,008           208,515
  Hewlett-Packard Company ..................            42,712         1,335,604
  Hilton Hotels Corporation ................             8,129            84,948
  The Home Depot, Inc. .....................            51,171         2,205,470
  Homestake Mining Company .................             5,790            30,455
  Honeywell International Inc. .............            17,621           718,937
  Household International, Inc. ............            10,404           616,333
+ Humana Inc. ..............................             3,758            39,384
  Huntington Bancshares Incorporated .......             5,540            78,945
  IMS Health Incorporated ..................             6,489           161,576
  ITT Industries, Inc. .....................             1,924            74,555
  Illinois Tool Works Inc. .................             6,676           379,464
+ Inco Limited .............................             4,070            60,358
  Ingersoll-Rand Company ...................             3,598           142,877
  Intel Corporation ........................           148,704         3,912,774
  International Business Machines
     Corporation ...........................            38,764         3,728,322
  International Flavors &
     Fragrances Inc. .......................             2,131            47,010
  International Paper Company ..............            10,636           383,747
  The Interpublic Group of
     Companies, Inc. .......................             6,799           233,546
+ Intuit Inc. ..............................             4,540           125,985
  J.C. Penney Company, Inc. ................             5,766            92,198
  J.P. Morgan Chase & Co. ..................            42,048         1,887,955
+ JDS Uniphase Corporation .................            28,867           532,235
+ Jabil Circuit, Inc. ......................             4,160            89,939
  Jefferson-Pilot Corporation ..............             2,301           156,215
  Johnson & Johnson ........................            30,714         2,686,554
  Johnson Controls, Inc. ...................             1,865           116,488
  KB HOME ..................................               947            30,910
+ KLA-Tencor Corporation ...................             4,106           161,674
  Kellogg Company ..........................             8,963           242,270
  Kerr-McGee Corporation ...................             2,061           133,759
  KeyCorp ..................................             9,409           242,752
  KeySpan Corporation ......................             3,000           114,390
  Kimberly-Clark Corporation ...............            11,797           800,191
  Kinder Morgan, Inc. ......................             2,528           134,490
+ King Pharmaceuticals, Inc. ...............             3,740           152,405
+ Kmart Corporation ........................            10,681           100,401
  Knight Ridder, Inc. ......................             1,621            87,064
+ Kohl's Corporation .......................             7,294           449,967
+ The Kroger Co. ...........................            18,086           466,438
+ LSI Logic Corporation ....................             7,055           110,975
  Leggett & Platt, Incorporated ............             4,328            83,227
  Lehman Brothers Holdings, Inc. ...........             6,808           426,862
+ Lexmark International Group, Inc.
     (Class A) .............................             2,865           130,415
  The Limited, Inc. ........................             9,403           147,815
  Lincoln National Corporation .............             4,280           181,772
  Linear Technology Corporation ............             7,004           287,602
  Liz Claiborne, Inc. ......................             1,143            53,778
  Lockheed Martin Corporation ..............             9,489           338,283
  Loews Corporation ........................             4,398           261,285
  Longs Drug Stores Corporation ............               804            23,766
  Louisiana-Pacific Corporation ............             2,314            22,238
  Lowe's Companies, Inc. ...................             8,460           494,487
  Lucent Technologies Inc. .................            75,224           749,983
  MBIA, Inc. ...............................             2,194           177,012
  MBNA Corporation .........................            18,821           622,975
  MGIC Investment Corporation ..............             2,322           158,871
+ Manor Care, Inc. .........................             2,267            46,247
  Marriott International, Inc.
     (Class A) .............................             5,299           218,213
  Marsh & McLennan Companies, Inc. .........             6,076           577,402
  Masco Corporation ........................             9,861           238,045
  Mattel, Inc. .............................             9,429           167,270
+ Maxim Integrated Products, Inc. ..........             6,312           262,516
  The May Department Stores Company ........             6,544           232,181
  Maytag Corporation .......................             1,690            54,502
  McDATA Corporation (Class A) .............                 4                75
  McDermott International, Inc. ............             1,367            17,293
  McDonald's Corporation ...................            28,974           769,260
  The McGraw-Hill Companies, Inc. ..........             4,330           258,285
  McKesson HBOC, Inc. ......................             6,274           167,829
  The Mead Corporation .....................             2,223            55,775
+ MedImmune, Inc. ..........................             4,680           167,895
  Medtronic, Inc. ..........................            26,548         1,214,306
  Mellon Financial Corporation .............            10,782           436,887
  Merck & Co., Inc. ........................            50,956         3,867,560
+ Mercury Interactive Corp. ................             1,830            76,631
  Meredith Corporation .....................             1,094            38,192
  MetLife, Inc. ............................            16,893           507,635
+ Micron Technology, Inc. ..................            13,114           544,624
+ Microsoft Corporation ....................           117,922         6,448,859
  Millipore Corporation ....................             1,036            47,925
  Minnesota Mining and Manufacturing
     Company (3M) ..........................             8,715           905,489
  Molex Incorporated .......................             4,301           151,745
  Moody's Corporation ......................             3,606            99,381
  Morgan Stanley Dean Witter & Co. .........            32,487         1,738,055
  Motorola, Inc. ...........................            48,265           688,259
+ NCR Corporation ..........................             2,120            82,744
  NICOR, Inc. ..............................               986            36,748
+ Nabors Industries, Inc. ..................             3,230           167,443
  National City Corporation ................            13,443           359,600
+ National Semiconductor Corporation .......             3,835           102,586
  National Service Industries, Inc. ........               932            21,855
+ Navistar International Corporation .......             1,322            30,142
+ Network Appliance, Inc. ..................             7,091           119,217
  The New York Times Company
     (Class A) .............................             3,594           147,246
  Newell Rubbermaid Inc. ...................             5,890           156,085
  Newmont Mining Corporation ...............             4,296            69,252
+ Nextel Communications, Inc.
     (Class A) .............................            16,833           241,974
+ Niagara Mohawk Holdings Inc. .............             3,582            60,536
  Nike, Inc. (Class B) .....................             5,924           240,218
  NiSource Inc. ............................             4,488           139,667
+ Noble Drilling Corporation ...............             3,000           138,480
  Nordstrom, Inc. ..........................             2,961            48,205
  Norfolk Southern Corporation .............             8,456           141,553
  Nortel Networks Corporation ..............            70,319           987,982
  Northern Trust Corporation ...............             4,900           306,250
  Northrop Grumman Corporation .............             1,599           139,113
+ Novell, Inc. .............................             7,020            35,100
+ Novellus Systems, Inc. ...................             3,070           124,527
  Nucor Corporation ........................             1,712            68,600
  ONEOK, Inc. ..............................               629            25,720
  Occidental Petroleum Corporation .........             8,221           203,470
+ Office Depot, Inc. .......................             6,583            57,601
  Old Kent Financial Corporation ...........             3,087           117,306


                                  Pages 6 & 7

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Common
Stocks
(concluded)

                                                        Shares
  Issue                                                  Held             Value
================================================================================
  Omnicom Group Inc. .......................             3,885       $   321,989
+ Oracle Corporation .......................           123,456         1,849,371
  PACCAR Inc. ..............................             1,703            76,316
  PG&E Corporation .........................             8,537           106,286
  PNC Bank Corp. ...........................             6,453           437,191
  PPG Industries, Inc. .....................             3,729           171,870
  PPL Corporation ..........................             3,201           140,716
+ Pactiv Corporation .......................             3,491            42,276
  Pall Corporation .........................             2,755            60,390
+ Palm, Inc. ...............................            12,504           105,112
+ Parametric Technology Corporation ........             5,874            53,233
  Parker-Hannifin Corporation ..............             2,568           102,001
  Paychex, Inc. ............................             8,225           304,839
+ PeopleSoft, Inc. .........................             6,307           147,820
  Peoples Energy Corporation ...............               817            31,757
  PepsiCo, Inc. ............................            31,897         1,401,873
  PerkinElmer, Inc. ........................             1,055            55,335
  Pfizer Inc. ..............................           139,402         5,708,512
  Pharmacia Corporation ....................            28,496         1,435,344
  Phelps Dodge Corporation .................             1,799            72,284
  Philip Morris Companies Inc. .............            49,130         2,331,219
  Phillips Petroleum Company ...............             5,630           309,932
  Pinnacle West Capital Corporation ........             1,851            84,905
  Pitney Bowes Inc. ........................             5,571           193,592
  Placer Dome Inc. .........................             7,293            63,084
  Potlatch Corporation .....................               666            21,279
+ Power-One, Inc. ..........................             1,740            25,213
  Praxair, Inc. ............................             3,468           154,846
  The Procter & Gamble Company .............            28,708         1,797,121
  Progress Energy, Inc. ....................             4,582           197,347
  The Progressive Corporation ..............             1,679           162,947
  Providian Financial Corporation ..........             6,328           310,388
  Public Service Enterprise Group
     Incorporated ..........................             4,783           206,434
  Pulte Corporation ........................               943            38,107
+ QLogic Corporation .......................             2,010            45,225
+ QUALCOMM Incorporated ....................            16,652           942,920
  The Quaker Oats Company ..................             2,905           284,690
+ Quintiles Transnational Corp. ............             2,544            48,018
+ Qwest Communications
     International Inc. ....................            36,593         1,282,585
  R.R. Donnelley & Sons Company ............             2,722            71,371
  RadioShack Corporation ...................             4,082           149,769
  Ralston-Ralston Purina Group .............             6,783           211,290
  Raytheon Company (Class B) ...............             7,572           222,465
+ Reebok International Ltd. ................             1,292            32,119
  Regions Financial Corporation ............             4,923           139,998
  Reliant Energy, Inc. .....................             6,564           297,021
+ Robert Half International Inc. ...........             3,980            88,953
  Rockwell International Corporation .......             4,033           146,600
  Rohm and Haas Company ....................             4,913           151,370
+ Rowan Companies, Inc. ....................             2,115            58,163
  Royal Dutch Petroleum Company
     (NY Registered Shares) ................            47,190         2,616,214
  Ryder System, Inc. .......................             1,293            23,261
  S&P 500 Depositary Receipts (a) ..........            18,300         2,135,427
  SAFECO Corporation .......................             2,865            80,757
  SBC Communications Inc. ..................            74,793         3,338,012
  SUPERVALU Inc. ...........................             2,901            38,670
  SYSCO Corporation ........................            14,880           394,469
+ Sabre Holdings Corporation ...............             2,867           132,369
+ Safeway Inc. .............................            11,040           608,856
+ Sanmina Corporation ......................             6,732           131,695
+ Sapient Corporation ......................             2,660            19,119
  Sara Lee Corporation .....................            18,279           394,461
  Schering-Plough Corporation ..............            32,305         1,180,102
  Schlumberger Limited .....................            12,616           726,808
  Scientific-Atlanta, Inc. .................             3,556           147,894
+ Sealed Air Corporation ...................             1,825            60,827
  Sears, Roebuck & Co. .....................             7,384           260,434
  Sempra Energy ............................             4,481           104,318
  The Sherwin-Williams Company .............             3,541            90,225
+ Siebel Systems, Inc. .....................             9,491           258,155
  Sigma-Aldrich Corporation ................             1,700            81,388
  Snap-On Incorporated .....................             1,344            39,137
+ Solectron Corporation ....................            14,267           271,216
  SouthTrust Corporation ...................             3,755           171,791
  The Southern Company .....................            14,934           524,034
  Southwest Airlines Co. ...................            16,751           297,330
+ Sprint Corp. (PCS Group) .................            20,600           391,400
  Sprint Corporation .......................            19,539           429,663
+ St. Jude Medical, Inc. ...................             1,849            99,569
  The St. Paul Companies, Inc. .............             4,810           211,881
  The Stanley Works ........................             1,896            62,473
+ Staples, Inc. ............................            10,034           149,256
+ Starbucks Corporation ....................             4,177           177,261
  Starwood Hotels & Resorts
     Worldwide, Inc. .......................             4,315           146,753
  State Street Corporation .................             3,611           337,267
  Stilwell Financial, Inc. .................             4,888           131,096
  Stryker Corporation ......................             4,340           226,765
+ Sun Microsystems, Inc. ...................            72,047         1,107,362
  SunTrust Banks, Inc. .....................             6,545           424,116
  Sunoco, Inc. .............................             1,845            59,833
  Symbol Technologies, Inc. ................             3,260           113,774
  Synovus Financial Corp. ..................             6,309           170,343
  T. Rowe Price Group Inc. .................             2,695            84,387
  The TJX Companies, Inc. ..................             6,215           198,880
  TRW Inc. .................................             2,790            94,860
  TXU Corp. ................................             5,704           235,689
  Target Corporation .......................            19,791           714,059
+ Tektronix, Inc. ..........................             2,058            56,163
+ Tellabs, Inc. ............................             9,058           368,547
  Temple-Inland, Inc. ......................             1,087            48,100
+ Tenet Healthcare Corporation .............             7,047           310,068
+ Teradyne, Inc. ...........................             3,818           125,994
  Texaco Inc. ..............................            12,156           807,158
  Texas Instruments Incorporated ...........            38,328         1,187,401
  Textron, Inc. ............................             3,143           178,648
+ Thermo Electron Corporation ..............             3,977            89,403
  Thomas & Betts Corporation ...............             1,310            22,742
  Tiffany & Co. ............................             3,264            88,944
  The Timken Company .......................             1,326            20,752
  Torchmark Corporation ....................             2,777           107,831
  Tosco Corporation ........................             3,206           137,089
+ Toys 'R' Us, Inc. ........................             4,362           109,486
  Transocean Sedco Forex Inc. ..............             7,001           303,493
  Tribune Company ..........................             6,679           272,102
+ Tricon Global Restaurants, Inc. ..........             3,268           124,805
  Tupperware Corporation ...................             1,326            31,638
  Tyco International Ltd. ..................            38,746         1,674,990
+ US Airways Group, Inc. ...................             1,529            54,203
  U.S. Bancorp .............................            42,592           988,134
  USA Education Inc. .......................             3,625           263,356
  UST Inc. .................................             3,605           108,330
  USX-Marathon Group .......................             6,860           184,877
  USX-U.S. Steel Group .....................             1,935            28,425
  Unilever NV (NY Registered Shares) .......            12,629           664,791
  Union Pacific Corporation ................             5,476           308,025
  Union Planters Corporation ...............             3,091           118,973
+ Unisys Corporation .......................             6,915            96,810
  United Technologies Corporation ..........            10,349           758,582
  UnitedHealth Group Incorporated ..........             7,020           416,005
+ Univision Communications Inc.
     (Class A) .............................             4,605           175,727
  Unocal Corporation .......................             5,368           185,572
  UnumProvident Corporation ................             5,296           154,749
  V. F. Corporation ........................             2,539            88,865
+ VERITAS Software Corporation .............             9,032           417,640
  Verizon Communications ...................            59,738         2,945,083
+ Viacom, Inc. (Class B) ...................            38,526         1,693,988
  Visteon Corporation ......................             2,906            43,706
+ Vitesse Semiconductor Corporation ........             4,199            99,989
  Vulcan Materials Company .................             2,203           103,166
  W. W. Grainger, Inc. .....................             2,049            69,359
  Wachovia Corporation .....................             4,655           280,464
  Wal-Mart Stores, Inc. ....................            98,694         4,984,047
  Walgreen Co. .............................            22,484           917,347
  The Walt Disney Company ..................            45,961         1,314,485
  Washington Mutual, Inc. ..................            12,856           703,866
  Waste Management, Inc. ...................            13,735           339,255
+ Watson Pharmaceuticals, Inc. .............             2,326           122,348
+ Wellpoint Health Networks Inc. ...........             1,401           133,529
  Wells Fargo Company ......................            37,766         1,868,284
  Wendy's International, Inc. ..............             2,534            56,559
  Westvaco Corporation .....................             2,206            53,451
  Weyerhaeuser Company .....................             4,817           244,655
  Whirlpool Corporation ....................             1,470            73,485
  Willamette Industries, Inc. ..............             2,439           112,194
  The Williams Companies, Inc. .............            10,682           457,724
  Winn-Dixie Stores, Inc. ..................             3,145            89,224
  Wm. Wrigley Jr. Company ..................             4,976           240,092
+ WorldCom, Inc. ...........................            63,616         1,188,833
  Worthington Industries, Inc. .............             1,868            17,372
  Xcel Energy, Inc. ........................             7,561           227,662
  Xerox Corporation ........................            14,748            88,341
+ Xilinx, Inc. .............................             7,260           255,008
+ Yahoo! Inc. ..............................            12,352           194,544
  ------------------------------------------------------------------------------
  Total Common Stocks (Cost--$270,258,470)--81.2%                    231,379,761
================================================================================


                                  Pages 8 & 9

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                                  Face
                                 Amount                        Short-Term Obligations                                Value
============================================================================================================================
Commercial                      $653,000           General Motors Acceptance Corp., 5.38% due 4/02/2001         $    652,805
Paper*
============================================================================================================================
                             Total Short-Term Obligations (Cost--$652,805)--0.2%                                     652,805
============================================================================================================================
                              Nominal Value
OPTIONS                        Covered by
PURCHASED                   Options Purchased
============================================================================================================================
Put Options                      232,484           S&P 500 European, expiring October 2007 at $1,639              53,557,183
Purchased
============================================================================================================================
                             Total Options Purchased (Cost--$44,408,620)--18.8%                                   53,557,183
============================================================================================================================
                             Total Investments (Cost--$315,319,895)--100.2%                                      285,589,749

                             Variation Margin on Financial Futures Contracts**--0.0%                                   7,650

                             Liabilities in Excess of Other Assets--(0.2%)                                          (520,684)
                                                                                                                ------------
                             Net Assets--100.0%                                                                 $285,076,715
                                                                                                                ============
============================================================================================================================

(a) Represents ownership in SPDR Trust, a registered unit investment trust. The investment objective of the SPDR Trust is to provide investment results that generally correspond to the price and yield performance of the component stocks of the S&P 500 Index.
+     Non-income producing security.
++ Portion of securities held as collateral for open financial futures contracts.
* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

      See Notes to Financial Statements.

** Financial futures contracts purchased as of March 31, 2001 were as follows:

--------------------------------------------------------------------------------
Number of                                   Expiration
Contracts              Issue                   Date                  Value
--------------------------------------------------------------------------------
    1              S&P 500 Index             June 2001             $292,300
--------------------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$311,631)                                   $292,300
                                                                   ========
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                  As of March 31, 2001
=========================================================================================================================
Assets:           Investments, at value (identified cost--$270,911,275) .................                   $ 232,032,566
                  Options purchased, at value (cost--$44,408,620) .......................                      53,557,183
                  Cash ..................................................................                          46,076
                  Receivables:
                      Dividends .........................................................   $  223,071
                      Variation margin ..................................................        7,650            230,721
                                                                                            ----------
                  Other assets ..........................................................                          12,691
                                                                                                            -------------
                  Total assets ..........................................................                     285,879,237
                                                                                                            -------------
=========================================================================================================================
Liabilities:      Payables:
                      Investment adviser ................................................      522,771
                      Custodian fees ....................................................      235,172
                      Securities purchased ..............................................       44,579            802,522
                                                                                            ----------
                  Total liabilities .....................................................                         802,522
                                                                                                            -------------
=========================================================================================================================
Net Assets:       Net assets ............................................................                   $ 285,076,715
                                                                                                            =============
=========================================================================================================================
Capital:          Common stock, par value $.10 per share, 200,000,000 shares authorized .                   $   3,151,000
                  Paid-in capital in excess of par ......................................                     311,949,000
                  Undistributed investment income--net ..................................                          11,845
                  Accumulated realized capital losses on investments--net ...............                        (285,653)
                  Unrealized depreciation on investments--net ...........................                     (29,749,477)
                                                                                                            -------------
                  Net Assets--Equivalent to $9.05 per share based on shares of 31,510,000
                  capital stock outstanding (market price--$8.50) .......................                   $ 285,076,715
                                                                                                            =============
=========================================================================================================================

      See Notes to Financial Statements.


                                 Pages 10 & 11

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2001

STATEMENT OF OPERATIONS

                        For the Six Months Ended March 31, 2001
===============================================================================================================================
Investment              Dividends (net of $1,969 foreign withholding tax) ..................                      $   1,540,787
Income:                 Interest and discount earned .......................................                             44,007
                                                                                                                  -------------
                        Total income .......................................................                          1,584,794
                                                                                                                  -------------
===============================================================================================================================
Expenses:               Investment advisory fees ...........................................   $  1,522,490
                        Directors' fees and expenses .......................................         19,336
                                                                                               ------------
                        Total expenses .....................................................                          1,541,826
                                                                                                                  -------------
                        Investment income--net .............................................                             42,968
                                                                                                                  -------------
===============================================================================================================================
Realized &              Realized loss on investments--net ..................................                           (192,981)
Unrealized Loss         Change in unrealized appreciation/depreciation on investments--net .                        (34,407,906)
On Investments--Net:                                                                                              -------------
                        Net Decrease in Net Assets Resulting from Operations ...............                      $ (34,557,919)
                                                                                                                  =============
===============================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              For the Six        For the Period
                                                                                              Months Ended      Nov. 3, 1999+ to
                        Increase (Decrease) in Net Assets:                                    Mar. 31, 2001      Sept. 30, 2000
===============================================================================================================================
Operations:             Investment income--net .............................................   $     42,968       $     360,357
                        Realized loss on investments--net ..................................       (192,981)            (92,672)
                        Change in unrealized appreciation/depreciation on investments--net .    (34,407,906)          4,658,429
                                                                                               ------------       -------------
                        Net increase (decrease) in net assets resulting from operations ....    (34,557,919)          4,926,114
                                                                                               ------------       -------------
===============================================================================================================================
Dividends to            Investment income--net .............................................       (391,480)                 --
Shareholders:                                                                                  ------------       -------------
                        Net decrease in net assets resulting from dividends to shareholders        (391,480)                 --
                                                                                               ------------       -------------
===============================================================================================================================
Common Stock            Proceeds from issuance of Common Stock .............................             --         315,000,000
Transactions:                                                                                  ------------       -------------
===============================================================================================================================
Net Assets:             Total increase (decrease) in net assets ............................    (34,949,399)        319,926,114
                        Beginning of period ................................................    320,026,114             100,000
                                                                                               ------------       -------------
                        End of period* .....................................................   $285,076,715       $ 320,026,114
                                                                                               ============       =============
===============================================================================================================================
                      * Undistributed investment income--net ...............................   $     11,845       $     360,357
                                                                                               ============       =============
===============================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                        The following per share data and ratios have been derived               For the Six       For the Period
                        from information provided in the financial statements.                  Months Ended     Nov. 3, 1999+ to
                        Increase (Decrease) in Net Asset Value:                                Mar. 31, 2001      Sept. 30, 2000
===============================================================================================================================
Per Share Operating     Net asset value, beginning of period ...............................    $      10.16       $       10.00
Performance:                                                                                    ------------       -------------
                            Investment income--net .........................................              --++               .01
                            Realized and unrealized gain (loss) on investments--net ........           (1.10)                .15
                                                                                                ------------       -------------
                        Total from investment operations ...................................           (1.10)                .16
                                                                                                ------------       -------------
                        Less dividends from investment income--net .........................            (.01)                 --
                                                                                                ------------       -------------
                        Net asset value, end of period .....................................    $       9.05       $       10.16
                                                                                                ------------       -------------
                        Market price per share, end of period ..............................    $       8.50       $        9.25
                                                                                                ============       =============
===============================================================================================================================
Total Investment        Based on net asset value per share .................................         (10.93%)@             1.60%@
Return:**                                                                                       ============       =============
                        Based on market price per share ....................................          (8.11%)@            (7.50%)@
                                                                                                ============       =============
===============================================================================================================================
Ratios to Average       Expenses ...........................................................           1.01%*              1.00%*
Net Assets:                                                                                     ============       =============
                        Investment income--net .............................................            .03%*               .12%*
                                                                                                ============       =============
===============================================================================================================================
Supplemental            Net assets, end of period (in thousands) ...........................    $    285,077       $     320,026
Data:                                                                                           ============       =============
                        Portfolio turnover .................................................           2.10%               7.60%
                                                                                                ============       =============
===============================================================================================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Amount is less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


                                 Pages 12 & 13

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2001

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

The S&P 500(R) Protected Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a newly organized, non-diversified, fixed-term, closed-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund is anticipated to terminate on or about November 30, 2007. The Fund determines and makes available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on NASDAQ under the symbol PEFX. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities are valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Obligations with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value, unless this method no longer produces fair valuations. Rights or warrants to acquire stock, or stock acquired pursuant to the exercise of a right or warrant, may be valued taking into account various factors such as original cost to the Fund, earnings and net worth of the issuer, market prices for securities of similar issuers, assessment of the issuer's future prosperity, liquidation value or third party transactions involving the issuer's securities. Securities and assets for which there exist no price quotations or valuations and all other assets including futures contracts and related options are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts as a hedge against adverse changes in the interest rate. A futures contract is an agreement between two parties to buy and sell a security, respectively, for a set price at a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Fund can purchase privately negotiated put option contracts intended to protect the Fund's initial net asset value. In addition to the put option contracts, the Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund will adopt the provisions to amortize all premiums and discounts on debt securities effective October 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on debt securities held as of September 30, 2001.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is a limited partner.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a fee on a quarterly basis in arrears at an annual rate equal to 1.0% of the average daily value of the Fund's net assets. To the extent that cash or cash equivalents are not sufficient to pay all of the investment advisory fee at the conclusion of a quarterly period, MLIM will defer collecting the portion of the investment advisory fee not covered by such available cash or cash equivalents. The Fund will not pay MLIM any interest on any deferred investment advisory fees.

MLIM will bear all of the fund's ordinary operating expenses, including administration, custodial, transfer agency, legal, auditing and accounting fees.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2001 were $7,779,309 and $6,304,869, respectively.

Net realized gains (losses) for the six months ended March 31, 2001 and net unrealized gains (losses) as of March 31, 2001 were as follows:

--------------------------------------------------------------------------------
                                                 Realized           Unrealized
                                              Gains (Losses)      Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ......................   $     26,237        $(38,878,709)
Financial futures contracts ................       (219,218)            (19,331)
Options purchased ..........................             --           9,148,563
                                               ------------        ------------
Total ......................................   $   (192,981)       $(29,749,477)
                                               ============        ============
--------------------------------------------------------------------------------

As of March 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $38,878,709, of which $18,561,188 related to appreciated securities and $57,439,897 related to depreciated securities. The aggregate cost of investments, net of options purchased, at March 31, 2001 for Federal income tax purposes was $315,319,895.

4. Common Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of Common Stock, par value $.10 per share. Shares issued and outstanding during the six months ended March 31, 2001 remained constant and during the period November 3, 1999 to September 30, 2000 increased by 31,500,000 from shares sold.

5. Capital Loss Carryforward:

At September 30, 2000, the Fund had a net capital loss carryforward of approximately $106,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


                                 Pages 14 & 15
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[LOGO] Merrill Lynch Investment Managers

                                                              [GRAPHICS OMITTED]

The S&P 500(R) Protected Equity Fund, Inc. invests in a portfolio primarily of the common stocks of substantially all of the companies represented in the S&P 500 and privately negotiated put options contracts intended to protect the Fund's initial net asset value at the maturity date by limiting the risk of loss caused by a decline in the market value of the Fund's common stock portfolio.

This report, including the financial information herein, is transmitted to shareholders of The S&P 500(R) Protected Equity Fund, Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

The S&P 500(R) Protected
Equity Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

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